                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 2-29858


PROSPECTO
Y FORMATO DE SOLICITUD


1 de diciembre, 2001

DAVIS NEW YORK VENTURE FUND


Acciones Clase A
Acciones Clase B
Acciones Clase C




La Comision de Valores y Bolsas no ha aprobado o desaprobado estos valores y tampoco ha determinado que este prospecto sea exacto o completo. Cualquier persona que le asegure lo contrario comete un delito.




Mas de 30 Anos de Inversiones Confiables(MS)

[Inside Front Cover]

No se ha autorizado a corredor, vendedor o alguna otra persona para que proporcione informacion o haga declaraciones distintas de las contenidas en este Prospecto, en relacion con la oferta incluida en el mismo y, en caso de que se proporcionen o hagan, no debe confiarse en dicha informacion o declaraciones distintas como si el Fondo, el asesor de inversiones del Fondo o el distribuidor del Fondo las hubiera autorizado. Este Prospecto no constituye una oferta de venta del Fondo o del distribuidor del Fondo, ni una solicitacion de oferta de compra de alguno de los valores ofrecidos en el mismo en alguna jurisdiccion a alguna persona a la que sea ilegal que el Fondo haga dicha oferta en tal jurisdiccion.



                                     INDICE


3        RESUMEN DEL FONDO

         Objetivo y Estrategia de Inversiones
         Como Determinar Si Este Fondo es Apropiado para Usted
         Riesgos Principales
         Rendimiento Pasado
         Honorarios y Gastos del Fondo
         Eventos Financieros Sobresalientes

11       ?QUIEN ES RESPONSABLE DE SU CUENTA?

14       COMO MANEJAMOS EL FONDO

18       UNA VEZ QUE INVIERTE EN LOS FONDOS DAVIS

21       NOTIFICACION DE CONFIDENCIALIDAD

22       COMO SELECCIONAR UNA CLASE DE ACCIONES

29       COMO ABRIR UNA CUENTA

31       COMO COMPRAR, VENDER Y CANJEAR ACCIONES

41       LOS FONDOS DAVIS:
         MAS DE 30 ANOS DE INVERSIONES CONFIABLESMS

C/P      OTROS DOCUMENTOS DE LOS FONDOS

RESUMEN DEL
DAVIS NEW YORK
VENTURE FUND



OBJETIVO Y ESTRATEGIA DE INVERSIONES

El objetivo de las inversiones del Davis New York Venture Fund es el crecimiento de capital a largo plazo.

En circunstancias normales el Fondo invierte la mayor parte de su activo en valores de renta variable emitidos por empresas con capitalizaciones de mercado de por lo menos 10 mil millones de dolares.

Nuestros administradores de cartera utilizan la filosofia Davis de inversiones para seleccionar acciones comunes de empresas de calidad, con crecimiento inadvertido a precios de valor y para mantenerlas en cartera a largo plazo. Buscamos empresas con tasas de crecimiento sostenible que se vendan en multiplos modestos de precios a utilidades que esperamos creceran mientras otros inversionistas reconocen el verdadero valor de la empresa. Creemos que si se combina una tasa de crecimiento sostenible con un multiplo que crezca gradualmente, esas tasas se capitalizan y pueden generar rendimientos que podrian superar los rendimientos promedio que se obtienen invirtiendo en acciones del pais con grandes capitalizaciones. Consideramos la venta de una empresa cuando ya no posee las caracteristicas que creemos promueven el crecimiento sostenible de largo plazo, minimizan los riesgos e incrementan el potencial de rendimientos excelentes a largo plazo.


COMO DETERMINAR SI ESTE FONDO ES APROPIADO PARA USTED

DEBE CONSIDERAR INVERTIR EN ESTE FONDO EN CASO DE QUE:

>>   Busque crecimiento de capital a largo plazo.

>>   Se sienta mas comodo con empresas establecidas muy conocidas.

>>   Invierta a largo plazo.

NO DEBE INVERTIR EN ESTE FONDO EN CASO DE QUE:

>> Le preocupen la posibilidad de fluctuaciones acentuadas en precios y las bajas dramaticas del mercado.

>>   Le interese obtener rendimientos corrientes.

>>   Invierta a corto plazo.

RIESGOS PRINCIPALES

En caso de que compre acciones del Davis New York Venture Fund, puede perder algo del dinero o todo el dinero que invierta. El rendimiento de la inversion y el valor del capital de una inversion en el Fondo fluctuara, de manera que las acciones de un inversionista, al rescatarlas, pueden tener un valor mayor o menor que su costo original. En esta seccion se describen los factores considerados mas importantes que pueden afectar el rendimiento del Fondo.

>> RIESGO DEL MERCADO. El valor de mercado de las acciones comunes puede variar rapida e imprecisamente como resultado de eventos politicos o economicos que tienen poco o nada que ver con el rendimiento de las empresas en que invertimos.

>> RIESGO EMPRESARIAL. Los valores de mercado de una accion comun varian con el exito o fracaso de la empresa que emite la accion. Muchos factores pueden afectar negativamente el precio de la accion de una empresa especifica, tales como informes de utilidades insuficientes, perdida de clientes importantes, un litigio importante en contra de la empresa o cambios en disposiciones gubernamentales que afecten a la empresa o a su industria. El exito de las empresas en que el Fondo invierte determina en gran parte el rendimiento del Fondo a largo plazo.

>> RIESGO POR SELECCION. El riesgo por seleccion es el riesgo de que los valores que seleccionemos tuvieren un rendimiento inferior a nuestro punto de referencia o al de otros fondos con objetivos y estrategias semejantes de inversion. En ocasiones, podemos aumentar la proporcion de las inversiones del Fondo en una industria especifica en comparacion con la ponderacion de esa industria en el Indice S&P 500(R), que el Fondo utiliza como punto de referencia de rendimiento. En el grado que el Fondo aumente su enfasis en acciones de una industria especifica, los valores de sus acciones pueden fluctuar en respuesta a los eventos que afecten a esa industria, tales como cambios en condiciones economicas, disposiciones gubernamentales, disponibilidad de recursos o suministros basicos u otros eventos que afecten mas a esa industria que a otra.

Las acciones del Fondo no son depositos u obligaciones de algun banco, no estan garantizadas por algun banco, ni estan amparadas por la Federal Deposit Insurance Corporation (Corporacion Federal Aseguradora de Depositos) o por cualquier otra entidad, e implican riesgos de inversion, incluyendo la perdida posible del capital invertido.

RENDIMIENTO PASADO

La grafica de barras y el cuadro siguientes indican los riesgos de inversion en el Davis New York Venture Fund mostrando ano tras ano los cambios en el rendimiento del Fondo y la comparacion de los rendimientos anuales promedio del Fondo en uno, cinco y 10 anos con los rendimientos del Indice S&P 500(R), un indice bien conocido no administrado del rendimiento de acciones. El rendimiento pasado del Fondo no indica necesariamente el rendimiento futuro del mismo.

DAVIS NEW YORK VENTURE FUND
RENDIMIENTO TOTAL EN EL ULTIMO PERIODO DE 10 ANOS             Acciones Clase A
(Al 31 de diciembre de cada ano)

1991     40,55%
1992     12,18%
1993     16,09%
1994     (1,93)%
1995     40,56%
1996     26,54%
1997     33,68%
1998     14,73%
1999     17,59%
2000     9,92%

Durante el periodo mostrado anteriormente, el rendimiento trimestral mas alto fue 21,36% en el cuarto trimestre de 1998 y el peor rendimiento trimestral fue (14,43)% en el tercer trimestre de 1998. El rendimiento del periodo en curso, al 31 de octubre, 2001 (sin anualizar) fue (19,80)%.

La grafica de barras no refleja cargo alguno por concepto de ventas. El rendimiento total habria sido menor si reflejara esos cargos. El rendimiento de las otras clases de acciones ofrecidas mediante este prospecto diferira de los rendimientos de las acciones Clase A mostrados en la grafica, dependiendo de los gastos de esa clase.

Davis New York Venture Fund
PROMEDIO DE RENDIMIENTOS TOTALES ANUALES
(Por los periodos terminados el 31 de diciembre, 2000)

----------------------------------------- -------------------- ------------------ --------------- ----------------------
                                             ULTIMO 1 ANO        ULTIMOS CINCO     ULTIMOS DIEZ    PERIODO DE VIGENCIA
                                                                     ANOS              ANOS            DE LA CLASE
----------------------------------------- -------------------- ------------------ --------------- ----------------------
ACCIONES* CLASE A                                 4,72%              19,04%            19,68%             14,80%
(DESDE 17/2/69)
----------------------------------------- -------------------- ------------------ --------------- ----------------------
S&P 500(R)INDEX                                  (9,10)%             18,30%            17,43%             12,24%
----------------------------------------- -------------------- ------------------ --------------- ----------------------
ACCIONES* CLASE B                                 5,07%              18,96%             N/A               22,34%
----------------------------------------- -------------------- ------------------ --------------- ----------------------
S&P 500(R)INDEX                                  (9,10)%             18,30%             N/A               21,54%
----------------------------------------- -------------------- ------------------ --------------- ----------------------
ACCIONES* CLASE C                                 8,07%              19,22%             N/A               22,17%
----------------------------------------- -------------------- ------------------ --------------- ----------------------
S&P 500(R)INDEX                                  (9,10)%             18,30%             N/A               21,41%
----------------------------------------- -------------------- ------------------ --------------- ----------------------

* Las cifras reflejan los cargos por ventas.

HONORARIOS Y GASTOS DEL FONDO

HONORARIOS QUE ES POSIBLE QUE USTED PAGUE COMO ACCIONISTA DE LOS FONDOS DAVIS (Se Pagan Directamente de Su Inversion)

-------------------------------------------------------------- ---------------- ----------------- ----------------
                                                               ACCIONES CLASE   ACCIONES CLASE B  ACCIONES CLASE
                                                                      A                                  C
-------------------------------------------------------------- ---------------- ----------------- ----------------
Cargo Maximo por Ventas (Comision) Aplicado Sobre Compras           4,75%           Ninguno           Ninguno
(como porcentaje del precio de la oferta)
-------------------------------------------------------------- ---------------- ----------------- ----------------
Cargo Maximo Diferido por Ventas (Comision) Aplicado Sobre          0,75%            4,00%             1,00%
Rescates (como porcentaje del valor del activo neto de las
acciones rescatadas o del costo total de dichas acciones,
el que sea menor)
-------------------------------------------------------------- ---------------- ----------------- ----------------
Cargo Maximo por Ventas (Comision) Aplicado Sobre Dividendos       Ninguno          Ninguno           Ninguno
Reinvertidos
-------------------------------------------------------------- ---------------- ----------------- ----------------
Honorarios por Canje                                               Ninguno          Ninguno           Ninguno
-------------------------------------------------------------- ---------------- ----------------- ----------------

GASTOS ANUALES DE OPERACION DEL FONDO POR EL ANO FISCAL TERMINADO EL 31 DE JULIO, 2001 (Deducidos del Activo del Fondo)

-------------------------------------------------------------- ---------------- ----------------- ----------------
                                                               ACCIONES CLASE   ACCIONES CLASE B  ACCIONES CLASE
                                                                      A                                  C
-------------------------------------------------------------- ---------------- ----------------- ----------------
Honorarios de Administracion                                        0,51%            0,51%             0,51%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Honorarios de Distribucion (12b-1)                                  0,24%            1,00%             1,00%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Otros Gastos                                                        0,14%            0,20%             0,17%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Gastos Totales Anuales de Operacion                                 0,89%            1,71%             1,68%
-------------------------------------------------------------- ---------------- ----------------- ----------------

EJEMPLO

El objeto de este ejemplo es ayudarle a comparar el costo de invertir en el Fondo con el costo de invertir en otros fondos mutualistas.

En el ejemplo se supone que usted invierte $10.000 en el Fondo durante los periodos indicados. En el ejemplo se supone tambien que su inversion tiene un rendimiento anual de 5% y que los gastos de operacion del Fondo se mantienen constantes. Aunque sus costos reales pueden ser mayores o menores, sus costos, con base en estos supuestos, serian:

--------------------------------- ---------- ----------- ----------- ------------
SI VENDE SUS ACCIONES EN ...        1 ANO      3 ANOS      5 ANOS      10 ANOS
--------------------------------- ---------- ----------- ----------- ------------
Acciones Clase A                    $562        $745        $945       $1.519
--------------------------------- ---------- ----------- ----------- ------------
Acciones Clase B                    $574        $839      $1.128       $1.700*
--------------------------------- ---------- ----------- ----------- ------------
Acciones Clase C                    $271        $530        $913       $1.987
--------------------------------- ---------- ----------- ----------- ------------


-----------------------------------------   ---------- ----------- ----------- ------------
SI AUN CONSERVA SUS ACCIONES  DESPUES DE...    1 ANO      3 ANOS      5 ANOS      10 ANOS
-----------------------------------------   ---------- ----------- ----------- ------------
Acciones Clase A                              $562        $745        $945       $1.519
-----------------------------------------   ---------- ----------- ----------- ------------
Acciones Clase B                              $174        $539        $928       $1.700*
-----------------------------------------   ---------- ----------- ----------- ------------
Acciones Clase C                              $171        $530        $913       $1.987
-----------------------------------------   ---------- ----------- ----------- ------------


* Los gastos de las acciones Clase B para el periodo de 10 anos incluyen gastos de dos anos de las acciones Clase A, puesto que las acciones Clase B se convierten automaticamente en acciones Clase A despues de ocho anos.

EVENTOS FINANCIEROS SOBRESALIENTES

Estos cuadros se disenaron para mostrarle el rendimiento financiero del Davis New York Venture Fund durante los cinco anos pasados, suponiendo que se reinvirtieron todos los dividendos y ganancias de capital. Una parte de la informacion refleja los resultados financieros de una sola accion del Fondo. Los rendimientos totales representan la tasa a la que un inversionista habria ganado (o perdido) dinero en una inversion en el Fondo.



DAVIS NEW YORK VENTURE FUND                                                     ACCIONES CLASE A
EVENTOS FINANCIEROS SOBRESALIENTES

========================================================================================================================

(eventos financieros sobresalientes de una                ANO FISCAL TERMINADO EL 31 DE JULIO DE
accion comun en circulacion durante cada
periodo completo)                                  2001        2000         1999         1998       1997
VALOR DEL ACTIVO NETO, INICIO DEL PERIODO        $30,64      $27,73       $24,31       $22,91     $15,24
                                                 ------      ------       ------       ------     ------

PRODUCTO DE OPERACIONES DE INVERSION
Producto Neto de Inversiones                       0,11        0,08         0,14         0,20       0,18
Ganancias (Perdidas) Netas Realizadas y           (2,07)       3,45         3,87         2,26       8,37
   No Realizadas                                  -----        ----         ----         ----       ----
       Total de Operaciones de Inversion          (1,96)       3,53         4,01         2,46       8,55

DIVIDENDOS Y DISTRIBUCIONES
     Dividendos del Producto Neto de              (0,04)        --(3)      (0,11)       (0,23)     (0,18)
       Inversiones
     Distribuciones que Exceden el Producto       (0.01)        --          --           --          --
       Neto de Inversiones
     Distribuciones de Ganancias Realizadas       (2,64)      (0,62)       (0,48)       (0,83)     (0,70)
       Total de Dividendos y Distribuciones       -----       -----        -----        -----      -----
                                                  (2,69)      (0,62)       (0,59)       (1,06)     (0,88)
                                                  -----       -----        -----        -----     -----

VALOR DEL ACTIVO NETO, FINAL DEL PERIODO         $25.99      $30.64       $27.73       $24.31     $22.91
                                                 ======      ======       ======       ======     ======

RENDIMIENTO TOTAL(1)                              (6,70)%     12,99%       16,85%       11,16%     57,83%

RAZONES/DATOS SUPLEMENTARIOS
     Activo Neto, Final del Periodo             $10.678      $9.539       $7.443       $6.458     $4.055
        (en 000,000)
     Razon de Gastos a Activo Neto Promedio        0,89%       0,88%        0,90%        0,91%      0,89%
     Razon de Producto Neto de Inversiones         0,50%       0,31%        0,56%        0,80%      0,98%
        a Activo Neto Promedio
     Tasa de Rotacion de la Cartera(2)               15%         29%          25%          11%        24%

(1) Se supone una inversion inicial hipotetica efectuada un dia habil antes del primer dia del periodo fiscal, reinvirtiendo todos los dividendos y distribuciones en acciones adicionales en la fecha de reinversion y un rescate al valor del activo neto calculado el ultimo dia habil del periodo fiscal. No se reflejan cargos por ventas en los rendimientos totales.

(2) Compras o ventas de valores en cartera durante un periodo, las que sean menores, divididas entre el promedio mensual del valor de mercado de los valores en cartera, poseidos durante el periodo. Se excluyen del calculo los valores con una fecha de vencimiento o expiracion al tiempo de adquisicion de un ano o menos de un ano.

(3)  Menos de $0,005 dolares por accion.

KPMG LLP audito la informacion de los anos fiscales 2001, 2000, 1999 y 1998. El informe de KPMG LLP y los estados financieros del Fondo se incluyen en el informe anual, disponible previa solicitud. Otra firma de contadores audito la informacion del ano fiscal anterior.


DAVIS NEW YORK VENTURE FUND                                                     ACCIONES CLASE B
EVENTOS FINANCIEROS SOBRESALIENTES

========================================================================================================================

(eventos financieros sobresalientes de una                  ANO FISCAL TERMINADO EL 31 DE JULIO DE
accion comun en circulacion durante cada periodo
completo)                                                2001      2000       1999       1998       1997
VALOR DEL ACTIVO NETO, INICIO DEL PERIODO              $29,85    $27,25     $24,00     $22,64      $15,08
                                                       ------    ------    -------     ------      ------

PRODUCTO DE OPERACIONES DE INVERSION
     Producto (Perdida) Neto de Inversiones             (0,03)    (0,23)     (0,14)      0,01        0,01
     Ganancias (Perdidas) Netas Realizadas y
     No Realizadas                                      (2,09)     3,45       3,87       2,23        8,29
                                                        -----      ----       ----       ----        ----
       Total de Operaciones de Inversion.               (2,12)     3,22       3,73       2,24        8,30

DIVIDENDOS Y DISTRIBUCIONES
     Dividendos del Producto Neto de                      --         --        --       (0,05)      (0,04)
         Inversiones
     Distribuciones de Ganancias Realizadas             (2,64)    (0,62)     (0,48)     (0,83)      (0,70)
                                                        -----     -----      -----      -----       -----
       Total de Dividendos y Distribuciones             (2,64)    (0,62)     (0,48)     (0,88)      (0,74)
                                                        -----     -----      -----      -----       -----

VALOR DEL ACTIVO NETO, FINAL DEL PERIODO               $25,09    $29,85     $27,25     $24,00      $22,64
                                                       ======    ======     ======     ======      ======

RENDIMIENTO TOTAL(1)                                   (7,46)%    12,06%     15,84%     10,22%      56,47%

RAZONES/DATOS SUPLEMENTARIOS
     Activo Neto, Final del Periodo (en 000.000)       $6.303    $5.724     $4.405     $3.123      $1.196
     Razon de Gastos a Activo Neto Promedio              1,71%     1,71%      1,74%      1,79%       1,79%(2)
     Razon de Producto (Perdida) Neto de                (0,32)%   (0,52)%    (0,28)%    (0,08)%      0,07%
         Inversiones a Activo Neto Promedio
     Tasa de Rotacion de la Cartera(3)                     15%       29%        25%        11%         24%

(1) Se supone una inversion inicial hipotetica efectuada un dia habil antes del primer dia del periodo fiscal, reinvirtiendo todos los dividendos y distribuciones en acciones adicionales en la fecha de reinversion y un rescate al valor del activo neto calculado el ultimo dia habil del periodo fiscal. No se reflejan cargos por ventas en los rendimientos totales.

(2) La razon de gastos a activo neto promedio despues de deducir los gastos pagados indirectamente fue 1,78% por el periodo terminado el 31 de julio, 1997.

(3) Compras o ventas de valores en cartera durante un periodo, las que sean menores, divididas entre el promedio mensual del valor de mercado de los valores en cartera, poseidos durante el periodo. Se excluyen del calculo los valores con una fecha de vencimiento o expiracion al tiempo de adquisicion de un ano o menos de un ano.


========================================================================================================================

DAVIS NEW YORK VENTURE FUND                                                     ACCIONES CLASE C
EVENTOS FINANCIEROS SOBRESALIENTES

========================================================================================================================


(eventos financieros sobresalientes de una                   ANO FISCAL TERMINADO EL 31 DE JULIO DE
accion comun en circulacion durante cada
periodo completo)                                   2001          2000         1999         1998          1997
VALOR DEL ACTIVO NETO, INICIO DEL PERIODO          $30,00        $27,38       $24,09        $22,72        $15,12
                                                   ------        ------       ------        ------        ------

PRODUCTO DE OPERACIONES DE INVERSION
     Producto (Perdida) Neto de Inversiones         (0,02)        (0,21)       (0,10)         0,02          0,02
     Ganancias (Perdidas) Netas Realizadas y
     No Realizadas                                  (2,10)         3,45         3,87          2,24          8,32
                                                    -----          ----         ----          ----          ----
       Total de Operaciones de Inversion            (2,12)         3,24         3,77          2,26          8,34

DIVIDENDOS Y DISTRIBUCIONES
     Dividendos del Producto Neto de                  --           --           --           (0,06)        (0,04)
       Inversiones
     Distribuciones de Ganancias Realizadas         (2,64)        (0,62)       (0,48)        (0,83)        (0,70)
                                                    -----         -----        -----         -----         -----
       Total de Dividendos y Distribuciones         (2,64)        (0,62)       (0,48)        (0,89)        (0,74)
                                                    -----         -----        -----         -----         -----
VALOR DEL ACTIVO NETO, FINAL DEL PERIODO            $25,24       $30,00       $27,38        $24,09        $22,72
                                                    ======       ======       ======        ======        ======

RENDIMIENTO TOTAL(1)                                (7,42)%       12,07%       15,95%        10,27%        56,59%

RAZONES/DATOS SUPLEMENTARIOS
     Activo Neto, Final del Periodo (en 000.000)   $3.825        $3.021       $1.934        $1.391          $573
     Razon de Gastos a Activo Neto Promedio          1,68%         1,69%        1,72%         1,71%         1,73%
     Razon de Producto (Perdida) Neto de            (0,29)%       (0,50)%      (0,26)%        0,00%         0,13%
       Inversiones a Activo Neto
     Tasa de Rotacion de la Cartera(2)                 15%           29%          25%           11%           24%

(1) Se supone una inversion inicial hipotetica efectuada un dia habil antes del primer dia del periodo fiscal, reinvirtiendo todos los dividendos y distribuciones en acciones adicionales en la fecha de reinversion y un rescate al valor del activo neto calculado el ultimo dia habil del periodo fiscal. No se reflejan cargos por ventas en los rendimientos totales.

(2) Compras o ventas de valores en cartera durante un periodo, las que sean menores, divididas entre el promedio mensual del valor de mercado de los valores en cartera, poseidos durante el periodo. Se excluyen del calculo los valores con una fecha de vencimiento o expiracion al tiempo de adquisicion de un ano o menos de un ano.

========================================================================================================================

                                    NUESTRO CODIGO DE ETICA
                                    Permitimos que los funcionarios y empleados del Asesor y sus afiliadas compren y vendan valores para sus cuentas personales. Sin embargo, para hacerlo, deben estar de acuerdo con algunas restricciones enumeradas en el Codigo de Etica de nuestra empresa.


?QUIEN ES RESPONSABLE DE SU CUENTA?

Varias entidades proporcionan servicios a Davis Funds. En esta seccion se describe la organizacion del Fondo, las entidades que prestan estos servicios y como se les remunera. En la Especificacion de Informacion Adicional del Fondo se proporciona informacion adicional acerca de la organizacion del mismo. Para informarse sobre como obtener una copia de la Especificacion de Informacion Adicional, vea la contraportada de este prospecto.

ASESOR DE INVERSIONES

DAVIS SELECTED ADVISERS, L.P.
(en este prospecto nos referimos al asesor como "Davis Selected Advisers") 2949 East Elvira Road, Suite 101
Tucson, AZ 85706

o    Presta servicios de asesoria de inversiones a Davis Funds.
o    Administra los negocios de Davis Funds.
o    Ha prestado servicios de asesoria de inversiones a clientes diversos desde
     1969.
o Honorarios Anuales de Asesoria del ano fiscal terminado el 31 de julio de 2001 (basado en el activo neto promedio): 0,51%.

SUBASESOR DE INVERSIONES

DAVIS SELECTED ADVISERS - NY, INC.
609 Fifth Avenue
New York, NY 10017

o    Presta servicios de subasesoria a Davis Funds.
o    Ha prestado servicios de subasesoria a diversos clientes desde 1996.
o    Subsidiaria que pertenece totalmente a Davis Selected Advisers.
o Davis Selected Advisers paga los servicios de subasesoria de Davis Selected Advisers - NY, Inc. Los Fondos no pagan estos servicios. Como subsidiaria que pertenece totalmente a Davis Selected Advisers, los honorarios de subasesoria se basan en los gastos de operacion de la subsidiaria y no en el activo del Fondo.

AGENTE CUSTODIO Y DE TRASPASOS

STATE STREET BANK AND TRUST COMPANY
(en este prospecto nos referimos al agente como "State Street Bank and Trust") P.O. Box 8406
Boston, MA 02266-8406

o    Establece diariamente los precios de las acciones del Fondo.
o    Custodia los valores y otros activos del Fondo.
o    Lleva los registros de accionistas.
o    Supervisa el pago de dividendos.

CONSEJO DE ADMINISTRACION

El consejo de administracion de Davis Funds tiene responsabilidades de supervision general de los Fondos. Los directores monitorean y supervisan el desempeno del asesor de inversiones, los subasesores y otros prestadores de servicios, monitorean las negociaciones e inversiones de los Fondos y determinan la renovacion de los contratos con el asesor, subasesor y distribuidor.

DISTRIBUIDOR

DAVIS DISTRIBUTORS, LLC
(en este prospecto nos referimos al distribuidor como "Davis Distributors") 2949 East Elvira Road, Suite 101
Tucson, AZ 85706

o Supervisa las compras de acciones y las actividades promocionales de Davis Funds y otros fondos mutualistas administrados por Davis Selected Advisers.

o    Subsidiaria que pertenece totalmente a Davis Selected Advisers.

Asesor Principal de Investigacion y Fundador del Asesor

SHELBY M.C. DAVIS

Responsabilidades:
o    Asesor Principal de Investigacion de Davis Selected Advisers.
o    Fundador de Davis Selected Advisers.

Experiencia Diversa:
o Presto servicios como Administrador de Cartera en Davis New York Venture Fund desde su creacion en febrero 1969 a febrero de 1997.
o Presto servicios como Administrador de Cartera en un fondo de crecimiento y rendimiento administrado por Davis Selected Advisers de mayo de 1993 a febrero de 1997.

ADMINISTRADORES DE CARTERA

CHRISTOPHER C. DAVIS

Responsabilidades:
o    Presidente y Administrador de Cartera del Fondo desde octubre de 1995.

o Administra tambien otros fondos de renta variable asesorados por Davis Selected Advisers.

Experiencia Diversa:
o Administrador Asistente de Cartera y analista de investigacion, colaborando con Shelby M.C. Davis de septiembre de 1989 a septiembre de 1995.

KENNETH CHARLES FEINBERG

Responsabilidades:
o    Administrador de Cartera del Fondo desde mayo de 1998.
o Administra tambien otros fondos de renta variable asesorados por Davis Selected Advisers.

Experiencia Diversa:
o    Analista de investigacion con Davis Selected Advisers desde diciembre de
     1994.

COMO MANEJAMOS EL FONDO

ESTRATEGIAS PRINCIPALES DE INVERSION

El objetivo del Davis New York Venture Fund es el crecimiento de capital. Al apegarse a la filosofia Davis de inversion, nuestros administradores de cartera seleccionan acciones comunes que ofrecen potencial de crecimiento de capital en el largo plazo. En circunstancias normales, el Fondo invierte la mayor parte de su activo en valores de renta variable emitidos por empresas con capitalizaciones de mercado de por lo menos 10 mil millones de dolares, pero podemos invertir tambien en empresas extranjeras y de los E.U.A. con capitalizaciones menores.

Para obtener informacion detallada acerca de las inversiones actuales y perspectiva del mercado, vea por favor el informe anual o semestral mas reciente.

LO QUE BUSCAMOS EN UNA EMPRESA

La filosofia Davis de inversion enfatiza un enfoque de regreso a los principios esenciales: Investigamos a fondo para comprar empresas de crecimiento a precios de valor y las retenemos durante un largo plazo. Con el transcurso de los anos, Davis Selected Advisers ha desarrollado una lista de 10 caracteristicas que creemos promueven el crecimiento sostenible en el largo plazo, minimizan el riesgo e incrementan el potencial de rendimientos excelentes a largo plazo. Ya que muy pocas empresas poseen las 10, buscamos las que tengan varias de las caracteristicas que se enumeran en la tabla siguiente.

1. ADMINISTRACION DE PRIMERA CLASE. Creemos que las grandes empresas son creadas por grandes administradores. Al visitar las empresas, buscamos a los administradores con antecedentes de hacer lo que dicen que van a hacer.

2. PROPIEDAD DE LA ADMINISTRACION. Como nosotros invertimos mucho en nuestros fondos, buscamos empresas en que las personas que las administran arriesguen un interes propio importante.

3. RENDIMIENTOS SOLIDOS SOBRE EL CAPITAL. Deseamos empresas que inviertan su capital sabiamente y obtengan rendimientos excelentes sobre esas inversiones.

4. ESTRUCTURA EFICIENTE DE GASTOS. Las empresas que pueden mantener costos bajos pueden competir mejor, especialmente en tiempos dificiles. Una estructura de costos bajos reduce notablemente el riesgo de poseer las acciones de una empresa.

5. PARTICIPACION DOMINANTE O CRECIENTE EN UN MERCADO DE CRECIMIENTO. Una empresa que incrementa su participacion en un mercado de crecimiento tiene todas las ventajas.

6. ANTECEDENTES COMPROBADOS COMO COMPRADOR. Al presentarse recesiones economicas industriales o de mercado, es buena idea poseer empresas que puedan sacar provecho de precios atractivos para ampliar las operaciones mediante adquisiciones de bajo precio.

7. ESTADOS FINANCIEROS SOLIDOS. Las finanzas solidas proporcionan fuerza a una empresa, para resistir ciclos economicos dificiles.

8. PRODUCTOS O SERVICIOS COMPETITIVOS. Invertimos en empresas con productos no vulnerables a la obsolescencia.

9. OPERACIONES INTERNACIONALES CON BUENOS RESULTADOS. Una capacidad comprobada para expandirse internacionalmente reduce el riesgo de sujetarse muy estrechamente al ciclo economico de E.U.A.

10. INNOVACION. El uso sagaz de la tecnologia en cualquier negocio, desde una empresa de alimentos a un banco de inversiones, puede ayudar a reducir los costos y aumentar las ventas.

OTRAS ESTRATEGIAS DE INVERSION

En circunstancias normales, el Fondo invierte la mayor parte de su activo en valores de renta variable emitidos por empresas con capitalizaciones de mercado de por lo menos 10 mil millones de dolares. El Fondo puede invertir una parte de su activo en empresas con capitalizaciones medianas y pequenas (con capitalizaciones de mercado menores de 10 mil millones de dolares) y en empresas extranjeras; participar en compraventa activa (que incrementaria la rotacion de la cartera y podria aumentar las distribuciones gravables) y emplear otras estrategias de inversion, pero no son estrategias principales de inversion. En la Especificacion de Informacion Adicional se tratan estos valores y estrategias de inversion.

El Fondo utiliza inversiones de corto plazo, tales como bonos de tesoreria y contratos de recompra, para mantener flexibilidad mientras se evaluan oportunidades de largo plazo. El Fondo puede utilizar tambien las inversiones de corto plazo con propositos defensivos temporales. En caso de que nuestros administradores de cartera prevean una baja en los valores de mercado de las empresas en que el Fondo invierte, podemos disminuir el riesgo del Fondo invirtiendo en valores de corto plazo hasta que mejoran las condiciones del mercado. A diferencia de las inversiones en valores de renta variable, estas inversiones no incrementaran su valor al mejorar el mercado y no contribuiran al objetivo de inversion del Fondo.

ESPECTRO DE RIESGOS

Davis Selected Advisers administra ocho fondos mutualistas minoristas en la familia Davis. Cada Fondo tiene un objetivo y estrategia especificos de inversion. La grafica siguiente muestra una comparacion de estos Fondos entre si desde el punto de vista del riesgo.

Para obtener informacion adicional acerca de cualquier otro Fondo Davis, incluyendo riesgos, cargos y gastos, solicite un prospecto. Lealo cuidadosamente antes de invertir o enviar dinero.

DAVIS FUNDS

------------------------------------------------------------ ---------- ------------- -----------
                                                               BAJO       MEDIANO        ALTO
------------------------------------------------------------ ---------- ------------- -----------
DAVIS INTERNATIONAL TOTAL RETURN FUND                                                     o
------------------------------------------------------------ ---------- ------------- -----------
DAVIS GROWTH OPPORTUNITY FUND                                                             o
------------------------------------------------------------ ---------- ------------- -----------
DAVIS FINANCIAL FUND                                                                      o
------------------------------------------------------------ ---------- ------------- -----------
DAVIS REAL ESTATE FUND                                                       o
------------------------------------------------------------ ---------- ------------- -----------
DAVIS NEW YORK VENTURE FUND                                                  o
------------------------------------------------------------ ---------- ------------- -----------
DAVIS CONVERTIBLE SECURITIES FUND                                            o
------------------------------------------------------------ ---------- ------------- -----------
DAVIS GOVERNMENT BOND FUND                                       o
------------------------------------------------------------ ---------- ------------- -----------
DAVIS GOVERNMENT MONEY MARKET FUND                               o
------------------------------------------------------------ ---------- ------------- -----------

UNA VEZ QUE INVIERTE EN LOS FONDOS DAVIS

En esta seccion se describe como se valua su inversion, como gana dinero sobre su inversion y como puede el gobierno gravar estas ganancias.


COMO SE VALUAN SUS ACCIONES

Despues de abrir una cuenta en el Fondo, puede comprar o vender acciones en cualquier dia habil. El precio de las acciones de su inversion cambia dependiendo del valor total de las inversiones del Fondo.

El valor de las acciones del fondo se determina cada dia habil sumando el valor total de las inversiones y otros activos (tales como efectivo), disminuyendo los pasivos y dividiendo el resultado entre el numero total de acciones en circulacion. Esta cifra de las acciones se conoce como valor del activo neto.

Los valores del activo neto de todos los Fondos se determinan cada dia habil. Un dia habil es cualquier dia que la Bolsa de Valores de Nueva York abre para operar. El valor del activo neto se calcula al cierre de la Bolsa de Valores de Nueva York o a las 4 p.m. Hora Estandar del Este, lo que suceda primero.

Los valores del activo neto de la mayoria de las acciones de los Fondos Davis se publican diariamente en la seccion de negocios de muchos periodicos importantes. Si tiene acceso a Internet, puede verificar tambien el valor del activo neto en nuestra pagina electronica (WWW.DAVISFUNDS.COM).


COMO SE VALUAN LOS VALORES EN CARTERA

Utilizamos valuaciones corrientes del mercado para establecer los precios de los valores del Fondo:

o Los valores que se negocian en una bolsa organizada se valuan al precio ultimo publicado de venta en la bolsa. En caso de no haber ventas registradas, los valores se valuan al promedio de los precios de cierre de oferta y demanda en la bolsa.

o Los valores que no se negocian en la bolsa se valuan al promedio de los precios de cierre de oferta y demanda.

o Las obligaciones y bonos pueden valuarse utilizando un servicio independiente de valuacion. En particular, el Fondo confia en un servicio profesional de valuacion con experiencia en valuacion de valores con mercados limitados de reventa, de manera tal que se obtengan precios que reflejen el mercado lo mas exactamente posible.

o Los valores descontados comprados con un vencimiento de 60 dias o menos se valuan generalmente al costo amortizado.

o Los valores sin cotizaciones disponibles de mercado y otros activos se valuan a un "valor justo" determinado por el Consejo de Administracion.

En caso de que cualesquiera de los valores del Fondo se negocien en mercados que cierren en horas distintas, es posible que los eventos que afecten valores en cartera, posteriores a la hora en que se determinan sus precios y a la hora en que se establecen los precios de las acciones del Fondo, no se reflejen en el precio de las acciones del Fondo. El Fondo ha adoptado procedimientos disenados para identificar y reaccionar a eventos importantes en mercados extranjeros que podrian afectar significativamente el valor del activo neto del Fondo. Es posible que el valor del activo neto de las acciones del Fondo cambie en dias en que los accionistas no puedan comprar o rescatar las acciones del Fondo.

Los precios de los valores denominados en divisas y negociados en mercados extranjeros se convertiran a sus equivalentes en dolares de E.U.A. con base en el tipo prevaleciente de cambio del mercado calculado por State Street Bank and Trust. La fluctuacion en el valor de las divisas en relacion con el dolar de E.U.A. puede afectar el valor del activo neto de las acciones del Fondo, inclusive cuando no haya habido cambio alguno en el precio de las divisas de las inversiones del Fondo.

COMO PAGAMOS LAS UTILIDADES

Usted puede recibir pagos del Fondo en dos formas:

o DIVIDENDOS. Los dividendos son distribuciones a accionistas del producto neto de inversiones y de las ganancias de capital de corto plazo sobre inversiones.

o GANANCIAS DE CAPITAL. Las ganancias de capital son utilidades recibidas por el Fondo de la venta de valores cuya posicion se mantuvo durante un largo plazo, que se distribuyen despues a los accionistas.

En caso de que deseara obtener cualquier informacion acerca de la fecha en que un Fondo especifico paga dividendos y distribuye ganancias de capital, si existen, llame por favor al 1-800-279-0279. A menos que opte por lo contrario, el Fondo reinvierte automaticamente sus dividendos y ganancias de capital en acciones adicionales del Fondo.

Puede solicitar que sus dividendos y ganancias de capital se le paguen con cheque, se depositen directamente en su cuenta bancaria, se paguen a una tercera persona o se envien a una direccion distinta a su domicilio registrado.

Ofrecemos tambien un PROGRAMA DE DIVERSIFICACION DE DIVIDENDOS, que le permite reinvertir sus dividendos y ganancias de capital en acciones de otro Fondo Davis.

Usted recibira un estado anual de cuenta detallando el importe de todos los dividendos y ganancias de capital pagadas durante el ano anterior. Para asegurar que estas distribuciones se declaren apropiadamente a la Tesoreria de E.U.A., debe certificar en su Formato de Solicitud a Davis Funds o en el Formato W-9 del Internal Revenue Service (Servicio Fiscal Interno) que su Numero de Identificacion de Contribuyente es correcto y que no esta sujeto a una retencion en garantia de pago de impuestos. La retencion en garantia de pago de impuestos se requiere a los contribuyentes con impuestos vencidos por no declarar el total de intereses y dividendos.

En caso de que no informe un numero correcto de Identificacion de Contribuyente, declare ingresos menores por dividendos e intereses o ya este sujeto a retencion en garantia de pago de impuestos, la ley requiere que Davis Funds le retenga una parte de las distribuciones que usted pueda recibir y la remita a la Tesoreria de E.U.A.


COMO SE GRAVAN SUS DIVIDENDOS Y GANANCIAS DE CAPITAL

o En caso de que el Fondo pague dividendos, estos se gravan como ingresos ordinarios de los accionistas. Los dividendos incluyen el producto neto de inversiones y las ganancias de capital de corto plazo.

o En caso de que el Fondo pague ganancias netas de capital, estas se gravaran generalmente como distribucion de ganancias de capital de largo plazo.

Estos pagos pueden gravarse a tasas distintas, dependiendo de la duracion de las tenencias de activos del Fondo. En las instrucciones incluidas en su declaracion de impuestos se proporciona informacion adicional.

Las ganancias por inversiones (dividendos y ganancias de capital), que se reciban en efectivo o se reinviertan en acciones, son gravables en el ano en que se declaran, no en el ano en que se pagan.

Tenga presente tambien que al vender o canjear acciones del Fondo, puede obtenerse una ganancia o perdida gravable.

Recomendamos que consulte a un asesor fiscal acerca de los dividendos y ganancias de capital que puede recibir del Fondo.

NOTIFICACION DE CONFIDENCIALIDAD

Obtenemos informacion acerca de usted de su solicitud de cuenta y otros formatos que pueda entregarnos. Usamos esta informacion para procesar sus solicitudes y operaciones, por ejemplo, para proporcionarle informacion adicional acerca de nuestros fondos, abrirle una cuenta o para procesar una operacion. Para darle servicio a su cuenta y realizar sus operaciones, podemos proporcionar su informacion personal a empresas que nos ayudan en la prestacion de servicios a su cuenta, tales como nuestro agente de traspasos. Podemos proporcionar tambien su nombre y domicilio a uno de nuestros representantes con el fin de que se le envie su estado de cuenta e informacion diversa acerca de nuestros productos y servicios. Exigimos que estas empresas y representantes externos protejan la confidencialidad de su informacion y la utilicen solamente para el objeto que justifica su revelacion. No proporcionamos nombres de clientes y domicilios a empresas, organizaciones o personas externas, excepto para promocionar nuestra relacion de negocios con usted, o de cualquier otra manera permitida por la ley.

Restringimos el acceso a informacion personal privada acerca de usted a los empleados que requieren conocerla para proporcionarle productos o servicios. Mantenemos dispositivos de proteccion fisica, electronica y de procedimientos que cumplen con las normas federales de salvaguarda de su informacion personal.


         COMO PONER A TRABAJAR SUS DIVIDENDOS Y GANANCIAS DE CAPITAL

         Puede reinvertir automaticamente todos sus dividendos y ganancias de capital en la misma clase de acciones de este u otro Fondo Davis. Para calificar en este PROGRAMA DE DIVERSIFICACION DE DIVIDENDOS, todas las cuentas involucradas deben registrarse bajo el mismo nombre y clase de acciones y tener un valor minimo inicial de 250 dolares. Las acciones se compran al valor seleccionado del activo neto del Fondo en la fecha de pago de dividendos. Puede cambiar su seleccion o retirarse del programa notificando con 10 dias de anticipacion. Para participar en este programa, llene la informacion de reinversiones cruzadas de la seccion adecuada del Formato de Solicitud. Una vez que se haya abierto su cuenta y desee establecer este programa, llame para obtener informacion adicional.

COMO SELECCIONAR UNA CLASE DE ACCIONES

Antes de poder adquirir cualesquiera acciones en alguno de los Fondos Davis, necesita decidir que clase de acciones se adapta mejor a sus necesidades. Davis Funds ofrece cuatro clases de acciones: A, B, C e Y. Las acciones Clase Y, ofrecidas en otro prospecto, solamente estan a disposicion de inversionistas institucionales calificados. Cada clase esta sujeta a diferentes gastos y cargos por ventas.

Puede optar por comprar una clase de acciones mas bien que otra, dependiendo del importe de la compra y de la duracion esperada de la inversion. Los accionistas de largo plazo de acciones Clase B o C pueden pagar una cantidad mayor que el porcentaje maximo permitido por la National Association of Securities Dealers (Asociacion Nacional de Corredores de Valores) por concepto de cargo inicial por ventas.

NOTA ESPECIAL: Las instituciones que adquieren 5 millones o mas de dolares de algun Fondo Davis pueden tener la opcion de comprar las acciones Clase Y que se ofrecen en otro prospecto. En el caso de las acciones Clase Y, usted no paga cargos por ventas u honorarios de distribucion. Para obtener informacion adicional acerca de las acciones Y, comuniquese con su representante de ventas o con nuestro distribuidor, Davis Distributors.

ACCIONES CLASE A

Las acciones Clase A pueden convenirle mas si es inversionista de largo plazo dispuesto a pagar el total del cargo por ventas al momento de la compra. En cambio, paga honorarios menores de distribucion que los de las otras dos clases de acciones:

o Usted adquiere acciones Clase A al valor de su activo neto por accion mas un cargo por ventas, que asciende a 4,75% sobre cualquier inversion menor de 100.000 dolares (vea la tabla siguiente). El termino "precio de la oferta" incluye el cargo inicial por ventas.

o    No existe limite para el importe de su inversion en esta clase de acciones.

o Los Fondos Davis (excepto el Davis Government Money Market Fund) cobran honorarios de distribucion - hasta del 0,25% del promedio diario del valor del activo neto - cada ano en que usted posea las acciones. Estos honorarios son menores que los que paga por las otras dos clases de acciones. Los gastos menores se convierten en rendimiento anual mayor sobre el valor del activo neto.

PUEDE COMBINAR LAS COMPRAS DE ACCIONES CLASE A:

o CON OTROS MIEMBROS DE SU FAMILIA. En caso de que compre acciones para usted, su conyuge y cualquier hijo menor de 21 anos, todas las acciones que compre se consideraran una sola compra.

o CON CIERTOS GRUPOS. En caso de que compre acciones a traves de un grupo organizado con un objetivo que no sea el de comprar acciones de fondos mutualistas, las compras se consideraran como una sola compra.

o A TRAVES DE PLANES DE BENEFICIOS PARA EMPLEADOS. En caso de que usted compre acciones a traves de cuentas fiduciarias y Cuentas de Retiro Individual (IRA, por sus siglas en ingles) de un solo patron, las compras se consideraran como una sola compra.

o DE ACUERDO CON UNA DECLARACION DE INTENCION. En caso de que firme una Declaracion de Intencion y se comprometa a comprar acciones Clase A por
     100.000 o mas dolares en el transcurso de un periodo de 13 meses, todas las acciones que compre durante ese periodo se consideraran una sola compra, exceptuando las compras en el Davis Government Money Market Fund. Antes de firmar una



CARGOS POR VENTAS DE ACCIONES CLASE A
(Para todos los Fondos Davis, excepto el Davis Government Money Market Fund)

------------------------------------- ------------------------ ----------------------- ------------------------
        IMPORTE DE LA COMPRA             CARGO POR VENTAS         CARGO POR VENTAS      IMPORTE DEL CARGO POR
                                      (PORCENTAJE DEL PRECIO      (PORCENTAJE DEL      VENTAS RETENIDO POR EL
                                           DE LA OFERTA)            IMPORTE NETO              CORREDOR
                                                                     INVERTIDO)        (PORCENTAJE DEL PRECIO
                                                                                            DE LA OFERTA)
------------------------------------- ------------------------ ----------------------- ------------------------
Menor de 100.000 dolares                       4,75%                    5,0%                    4,0%
------------------------------------- ------------------------ ----------------------- ------------------------
$100.000 a $250.000                            3,5%                     3,6%                    3,0%
------------------------------------- ------------------------ ----------------------- ------------------------
$250.000 a $500.000                            2,5%                     2,6%                    2,0%
------------------------------------- ------------------------ ----------------------- ------------------------
$500.000 a $750.000                            2,0%                     2,0%                    1,75%
------------------------------------- ------------------------ ----------------------- ------------------------
$750.000 a $1 millon                           1,0%                     1,0%                    0,75%
------------------------------------- ------------------------ ----------------------- ------------------------
1 millon o mas de dolares*                    Ninguno                 Ninguno                  Ninguno
------------------------------------- ------------------------ ----------------------- ------------------------

* Usted no paga un cargo inicial por ventas sobre compras de 1 millon o mas de dolares, pero en caso de que venda esas acciones (de cualquier Fondo Davis distinto al Davis Government Money Market Fund) en el transcurso del primer ano, es posible que pague un cargo diferido por ventas de 0,75%. Es posible que Davis Distributors pague al corredor una comision durante el primer ano posterior a la compra, a las tasas siguientes:

------------------------------------------------------ -----------------------------------------------------
                IMPORTE DE LA COMPRA                                         COMISION
------------------------------------------------------ -----------------------------------------------------
           Primeros 3 millones de dolares                                     0,75%
------------------------------------------------------ -----------------------------------------------------
          Siguientes 2 millones de dolares                                    0,50%
------------------------------------------------------ -----------------------------------------------------
           Mayor de 5 millones de dolares                                     0,25%
------------------------------------------------------ -----------------------------------------------------

En caso de que se pague una comision por compras de 1 millon o mas de dolares, se pagara al corredor con honorarios de distribucion recibidos del Fondo. En caso de que ya se haya llegado al limite de honorarios de distribucion del ano, el mismo Davis Distributors pagara las comisiones.

De acuerdo con lo mostrado en la tabla anterior, el cargo por ventas se reduce a medida que el importe de la compra se incrementa. Puede combinar las compras de diversas maneras para calificar y obtener un cargo menor por ventas.

     Declaracion de Intencion, lea por favor los terminos y condiciones establecidos en la Especificacion de Informacion Adicional. De acuerdo con una Declaracion de Intencion, usted se compromete a permitir que nuestro prestador de servicios, State Street Bank and Trust, conserve las acciones del fondo en deposito condicional para garantizar el pago de cualesquiera cargos por ventas que puedan aplicarsele, en caso de que invierta finalmente menos que la cantidad que se comprometio a invertir en el transcurso del periodo cubierto de 13 meses.

o DE ACUERDO CON DERECHOS DE ACUMULACION. Si asi notifica a su corredor o a nuestro distribuidor, Davis Distributors, puede incluir las acciones Clase A, B y C que ya posee al calcular el precio de su compra actual.

o CON ACCIONES CLASE A DE OTROS FONDOS DAVIS. Si compra acciones Clase A de este u otro Fondo Davis, todas las acciones que compre se consideraran una sola compra, incluyendo las acciones compradas de acuerdo con una Declaracion de Intencion o Derechos de Acumulacion.


RENUNCIAS DE CARGOS INICIALES POR VENTAS DE ACCIONES CLASE A

No aplicamos un cargo por ventas en compras de acciones Clase A a:

>>   Inversiones en el Davis Government Money Market Fund.

>> Accionistas que compran con dividendos o ganancias de capital que se reinvierten automaticamente.

>> Directores, funcionarios y empleados de cualquier Fondo Davis, del asesor de inversiones de cualquier Fondo Davis o sus afiliadas y sus familias inmediatas.

>> Empleados y personas afiliadas a empresas de corredores que ofrecen acciones de cualquier Fondo Davis.

>> Instituciones financieras que actuando como fiduciarias compran 250.000 o mas dolares.


HONORARIOS POR DISTRIBUCION Y SERVICIOS. El Fondo ha adoptado los planes de la Regla 12b-1 que permite al Fondo pagar la distribucion de acciones y servicios proporcionados a los accionistas. Los pagos de acuerdo con el Plan de Distribucion de Acciones Clase A se limitan a una tasa anual de 0,25% sobre el promedio diario del valor del activo neto de las acciones Clase A. Los pagos de acuerdo con el Plan de Distribucion de Acciones Clase B y C se limitan a una tasa anual igual al 1,25% sobre el promedio diario del valor del activo neto de las acciones Clase B o C, respectivamente, o al importe maximo permitido por la disposicion aplicable de la National Association of Securities Dealers, Inc. que es actualmente 1,00%, el que sea menor. Por lo tanto, la tasa efectiva de los Planes de Distribucion de las Acciones Clase B y C es actualmente 1,00%. Debido a que estos honorarios se pagan ininterrumpidamente a partir del activo del Fondo, estos honorarios incrementaran el costo de su inversion con el transcurso del tiempo y pueden costarle mas que el pago de otros tipos de cargos por ventas.

>> Planes de beneficios para empleados que compran a traves de una sola cuenta cubriendo por lo menos a 250 participantes.

>> Cuentas de inversion ofrecidas por empresas de valores, asesores de inversion o planificadores financieros basados en honorarios, en que los cargos se calculan sobre el total del activo.

>>   Gobiernos estatales y locales.

>> Accionistas que compran en ciertas cuentas ofrecidas por empresas de valores que han celebrado contratos con el Fondo y que cargan honorarios basados en los activos de la cuenta.

ACCIONES CLASE B

Las acciones Clase B pueden convenirle mas si esta dispuesto a pagar honorarios mayores de distribucion que los de las acciones Clase A durante ocho anos para evitar el pago de un cargo inicial por ventas:

>> Usted compra las acciones al valor del activo neto (sin cargo inicial por ventas).

>>   Usted puede invertir hasta 250.000 dolares en acciones Clase B.

>> En caso de que venda acciones Clase B de cualquier Fondo Davis (excepto del Davis Government Money Market Fund) en un plazo de seis anos contados a partir de la fecha de compra, debe pagar un cargo diferido por ventas. Este cargo disminuye con el transcurso del tiempo mientras posea las acciones (ver la tabla siguiente). Al momento del rescate, el cargo diferido por ventas se calculara a partir del dia primero del mes posterior a la compra inicial, excluyendo cualquier tiempo que las acciones se hubieran mantenido en un fondo del mercado de dinero.

>> Despues de que posea acciones Clase B durante ocho anos, estas se convierten automaticamente en acciones Clase A sin incurrir en cargo inicial por ventas. Los inversionistas de acciones Clase A pagan honorarios menores de distribucion.





CARGOS DIFERIDOS POR VENTAS DE ACCIONES CLASE B
(para todos los Fondos Davis, excepto el Davis Government Money Market Fund)

------------------------------------------------------- -----------------------------------------------------
        VENTAS EFECTUADAS DESPUES DE LA COMPRA                 IMPORTE DEL CARGO DIFERIDO POR VENTAS
------------------------------------------------------- -----------------------------------------------------
                        Ano 1                                                    4%
------------------------------------------------------- -----------------------------------------------------
                      Anos 2 a 3                                                 3%
------------------------------------------------------- -----------------------------------------------------
                      Anos 4 a 5                                                 2%
------------------------------------------------------- -----------------------------------------------------
                        Ano 6                                                    1%
------------------------------------------------------- ------------------------------------------------------
                      Anos 7 a 8                                               Ninguno
------------------------------------------------------- ------------------------------------------------------

>> Los inversionistas en acciones Clase B (excepto en las del Davis Government Money Market Fund) pagan honorarios de distribucion del 1% sobre el promedio diario del valor del activo neto cada ano de tenencia de sus acciones. Los gastos mayores se traducen en un rendimiento anual menor sobre el valor del activo neto.

Los inversionistas que compren acciones Clase B del Davis Government Money Market Fund no pagaran cargos diferidos por ventas, a menos que las acciones del fondo del mercado de dinero se reciban en canje de acciones de otros Fondos Davis (ver "Canje de Acciones").

ACCIONES CLASE C

Las acciones Clase C pueden convenirle mas si esta dispuesto a pagar honorarios mayores de distribucion que los que pagan las acciones Clase A para evitar el pago de un cargo inicial por ventas:

>> Usted compra las acciones al valor del activo neto (sin cargo inicial por ventas).

>>   No puede invertir mas de 1 millon de dolares en acciones Clase C.

>> Si vende acciones Clase C de cualquier Fondo Davis (excepto del Davis Government Money Market Fund) en un plazo de un ano contado a partir de la fecha de compra, debe pagar un cargo diferido por ventas de 1%. Al momento del rescate, el cargo diferido por ventas se calculara a partir del dia primero del mes posterior a la compra inicial, excluyendo cualquier tiempo que las acciones se hubieran mantenido en un fondo del mercado de dinero.

>> Los inversionistas en acciones Clase C (excepto en el Davis Government Money Market Fund) pagaran honorarios de distribucion del 1% sobre el promedio diario del valor del activo neto cada ano de tenencia de sus acciones. Los gastos mayores se traducen en un rendimiento anual menor sobre el valor del activo neto.

Los inversionistas que compren acciones Clase C del Davis Government Money Market Fund no pagaran cargos diferidos por ventas, a menos que las acciones del fondo del mercado de dinero se reciban en canje de acciones de otros Fondos Davis (ver "Canje de Acciones").

CARGO DIFERIDO POR VENTAS

Como inversionista de cualquier Fondo Davis (excepto del Davis Government Money Market Fund), es posible que usted pague un cargo diferido por ventas como porcentaje del valor del activo neto de las acciones que venda o el costo total de las acciones, el que sea menor. Al momento del rescate, el cargo diferido por ventas se calculara a partir del dia primero del mes posterior a la compra inicial, excluyendo cualquier tiempo que las acciones se hubieran mantenido en un fondo del mercado de dinero. Los inversionistas de los Fondos Davis pagan un cargo diferido por ventas en los casos siguientes:

>> Como inversionista Clase A, solamente si compra acciones valuadas en 1 millon o mas de dolares sin cargo por ventas y las vende en un plazo de un ano contado a partir de la fecha de compra.

>> Como inversionista Clase B, en caso de que venda acciones en un plazo de seis anos contados a partir de la fecha de compra. El porcentaje disminuye a medida que transcurre el periodo de seis anos.

>> Como inversionista Clase C, en caso de que venda acciones en un plazo de un ano contado a partir de la fecha de compra.

Para mantener el cargo diferido por ventas en el minimo posible, nosotros venderemos primero las acciones de su cuenta que no esten sujetas a cargos diferidos por ventas (en caso de que existan). No aplicamos un cargo diferido por ventas sobre el importe del valor de su cuenta representado por un aumento en el valor del activo neto sobre el precio inicial de compra o sobre acciones adquiridas mediante la reinversion de dividendos o distribuciones de ganancias de capital.

Para determinar cuando se aplica un cargo diferido por ventas a un rescate, los Fondos rescatan acciones en el orden siguiente:

>> Acciones adquiridas mediante la reinversion de dividendos y distribuciones de ganancias de capital.

>>   Acciones que ya no estan sujetas al cargo diferido por ventas.

>>   Acciones cuyo valor se ha incrementado excediendo sus costos originales.

>> Acciones con la tenencia de mayor duracion, pero que estan sujetas todavia al cargo diferido por ventas.

RENUNCIAS DE CARGOS DIFERIDOS POR VENTAS

Renunciaremos a los cargos diferidos sobre las ventas de acciones Clase A, B y C de cualquier Fondo Davis en caso de que:

>> Venda acciones Clase A que no estuvieron sujetas a una comision al momento de la compra (el importe de la compra totalizo 1 millon o mas de dolares y las acciones se mantuvieron durante mas de un ano).

>> Usted (o un tenedor mancomunado registrado) muera o se haya determinado estar completamente incapacitado despues de la compra de acciones.

>> Ustedvenda acciones de acuerdo con el Plan Automatico de Retiro de Acciones, si el valor conjunto de las acciones rescatadas no excede del 12% del valor de la cuenta.*

>> Usted venda acciones de acuerdo con un plan calificado de retiro o cuenta de retiro individual (IRA) que constituya un rendimiento no gravable de contribuciones para evitar sanciones.

>> Su Fondo venda las acciones restantes en su cuenta de acuerdo con un Rescate Involuntario.

>> Usted califique para una excepcion relacionada con planes definidos de contribuciones. Estas excepciones se describen en la Especificacion de Informacion Adicional.

>> Sea director, funcionario o empleado de Davis Selected Advisers o de una de sus afiliadas (o pariente de un director, funcionario o empleado).

En caso de que el valor del activo neto de las acciones que venda se hubiera incrementado desde que las compro, cualquier cargo diferido por ventas se basara en el costo original de las acciones.

* Puede establecerse un Plan Automatico de Retiro de Acciones como porcentaje o como importe fijo en dolares. Las acciones que pueden rescatarse sin cargo por ventas se vuelven a calcular como porcentaje del valor actual de mercado de la cuenta en la fecha de cada retiro. Si se establece como porcentaje, no se incurrira cargo por ventas independientemente de las fluctuaciones del mercado. Si se establece como importe fijo en dolares, puede incurrirse un cargo por ventas si el valor de mercado de la cuenta disminuye. Si usted rescata acciones ademas de las rescatadas de acuerdo con el Plan Automatico de Retiro de Acciones, puede aplicarse un cargo diferido por ventas sobre esas acciones y sobre los rescates subsecuentes en un plazo de 12 meses, independientemente de que dichos rescates se hagan de acuerdo con un Plan Automatico de Retiro de Acciones.

En caso de que tenga cualesquiera dudas adicionales acerca de la seleccion de una clase de acciones, llamenos por favor sin cargo al 1-800-279-0279 durante horas habiles de 9 a.m. a 6 p.m. Hora Estandar del Este. En caso de que aun no este seguro acerca de la clase que mas le convenga, comuniquese con su asesor financiero.

COMO ABRIR UNA CUENTA

Puede abrir una cuenta si invierte por lo menos:

o     1.000 dolares para una cuenta sin plan de retiro.
o     250 dolares para una cuenta con plan de retiro.






TRES MANERAS DE ABRIR UNA CUENTA

1. POR CORREO. Llene el Formato de Solicitud y envielo por correo a nuestro prestador de servicios, State Street Bank and Trust. Debe firmar el Formato de Solicitud. Incluya un cheque pagadero a nombre de DAVIS FUNDS o, en caso de cuenta de retiro, del custodio o fiduciario. Todas las compras pagadas con cheque deben ser en dolares de E.U.A. DAVIS FUNDS NO ACEPTARA CHEQUES DE TERCERAS PERSONAS.

2. A TRAVES DE CORREDOR. Puede dar instrucciones a su corredor para que pida y pague las acciones. En este caso, usted debe pagar directamente a su corredor. Este pedira luego las acciones a nuestro distribuidor, Davis Distributors. Tenga en cuenta por favor que su corredor puede cobrarle honorarios o comisiones por la compra de las acciones.

3. POR SERVICIO CABLEGRAFICO. Puede cablegrafiar fondos federales directamente a nuestro prestador de servicios, State Street Bank and Trust. Antes de cablegrafiar una inversion inicial, debe llamar a Davis Distributors y obtener un numero de cuenta y el Formato de Solicitud. Un representante del servicio a clientes le ayudara a hacer cablegraficamente su inversion inicial. Despues de comprar cablegraficamente, tendra que devolver el Formato de Solicitud a State Street Bank and Trust. Para asegurarse de que la compra se acredite apropiadamente, siga estas instrucciones para cablegrafiar fondos:

         State Street Bank and Trust Company
         Boston, MA 02210
         Attn: Mutual Fund Services
         DAVIS NEW YORK VENTURE FUND
         Nombre del Accionista
         Numero de Cuenta del Accionista
         Numero de Ruta Federal 011000028
         Numero DDA 9904-606-2

CUENTAS PARA PLANES DE RETIRO

Puede invertir en Davis Funds utilizando cualquiera de estos tipos de cuentas para planes de retiro:

o        Cuentas Deducibles de Retiro Individual (IRA)
o        Cuentas No Deducibles de Retiro Individual
o        Cuentas Roth de Retiro Individual
o        Cuentas de Ahorros para Educacion
o        Cuentas Simples de Retiro Individual
o Cuentas de Retiro Individual para Pensiones Simplificadas de Empleados (SEP, por sus siglas en ingles)
o        Planes 403(b)

State Street Bank and Trust actua como custodio (prestador de servicios) de los planes de retiro y cobra honorarios anuales de 10 dolares por mantenimiento a los participantes, independientemente del numero de planes establecidos por Numero de Seguro Social. Estos honorarios se deducen automaticamente de cada cuenta, a menos que usted elija pagarlos directamente. Para abrir una cuenta con plan de retiro, debe llenar un formato especial de solicitud que puede pedir llamando a Davis Distributors.

COMO COMPRAR, VENDER Y CANJEAR ACCIONES

Una vez establecida su cuenta con Davis Funds, puede incrementar o retirar de su inversion. En esta seccion se proporciona un resumen de los tipos de operaciones que puede efectuar como accionista de los Fondos Davis. Se incluye como iniciar estas operaciones y los cargos que pueden incurrirse (en caso de que existan) al comprar, vender y canjear acciones.






TRES MANERAS DE COMPRAR, VENDER Y CANJEAR ACCIONES

1. POR TELEFONO. Llame al 1-800-279-0279. Puede hablar directamente con un representante de Davis Funds en nuestras horas habiles (de 9 a.m. a 6 p.m. Hora Estandar del Este) o utilizar nuestro sistema telefonico automatico a cualquier hora, dia o noche.

2. POR CORREO. Envie la solicitud a nuestro prestador de servicios, State Street Bank and Trust.

         Correo normal:
         State Street Bank and Trust Company
         c/o Davis Funds
         P.O. Box 8406
         Boston, MA 02266-8406

         Servicio rapido de envio:
         State Street Bank and Trust Company
         c/o Davis Funds
         66 Brooks Drive
         Braintree, MA 02184

3. A TRAVES DE CORREDOR. Comuniquese con un corredor, que efectuara la operacion a traves de nuestro distribuidor, Davis Distributors. Tenga presente por favor que su corredor puede cobrarle honorarios o comisiones por la realizacion de cada operacion.

     Davis Funds no emite titulos para ninguna clase de acciones. En vez de eso, las acciones compradas se acreditan automaticamente a una cuenta que State Street Bank and Trust lleva para usted en los libros de Davis Funds. Usted recibira un estado mostrando los detalles de la operacion y cualesquiera otras operaciones que haya realizado durante el ano corriente, cada vez que incremente o retire de su cuenta.

CUANDO SE PROCESAN SUS OPERACIONES

El precio por accion para compras o ventas efectuadas a traves de nuestro distribuidor, Davis Distributors, se procesara el mismo dia si el pedido se recibe antes de las 4 p.m. Hora Estandar del Este. En caso de que State Street Bank and Trust requiera documentos adicionales para completar la compra o venta, el precio de la operacion se determinara al cierre de negocios, despues de recibir todos los documentos requeridos.

Para que su operacion surta efectos a partir del dia en que usted coloco el pedido con su corredor u otra institucion financiera, el o ella debe:

o        Recibir su pedido antes de las 4 p.m. Hora Estandar del Este.

o        Transmitir inmediatamente el pedido a State Street Bank and Trust.


COMPRA DE MAS ACCIONES

Puede comprar mas acciones en cualquier momento, por correo o a traves de un corredor. El importe minimo de la compra es 25 dolares.

Al comprar acciones por correo, envie un cheque pagadero a DAVIS FUNDS por el importe de la compra a nuestro prestador de servicios, State Street Bank and Trust. Si tiene el formato de compra de su estado mas reciente, envielo con su cheque. Si no tiene un formato de compra, incluya una carta con su cheque especificando el nombre del fondo, la clase de acciones que desea comprar y su numero de cuenta.

Pueden cobrarsele honorarios por servicio o una comision por la realizacion de la transaccion al comprar acciones a traves de un corredor.

VENTA DE ACCIONES

Puede revender todas o parte de sus acciones en cualquier Fondo Davis en que invierta (esta operacion se conoce como rescate) en cualquier dia habil, al valor del activo neto menos cualesquiera cargos pagaderos por ventas. Puede vender acciones por telefono, correo o a traves de un corredor.

Al vender acciones por correo, indique el numero de acciones o el importe en dolares que desee rescatar y envie la solicitud a nuestro prestador de servicios, State Street Bank and Trust. En caso de que desee vender acciones propiedad de mas de una persona, todos los propietarios deben firmar la solicitud de rescate. Puede requerirsele que garantice las firmas de los propietarios (ver enseguida "Garantia de Firmas").

Al vender acciones a traves de un corredor, pueden cobrarsele honorarios por servicio o una comision por la realizacion de la operacion.

Los fondos provenientes del rescate se le pagan en efectivo en un plazo de siete dias contados a partir de la fecha en que State Street Bank and Trust reciba la solicitud apropiada de venta. En caso de que algunas de las acciones rescatadas se hubieran comprado recientemente, el pago se retrasara hasta que su cheque de compra haya sido cobrado, hasta un maximo de 15 dias contados a partir de la fecha de compra.

                                    La mayoria de los bancos utilizan el sistema de la Camara Automatizada de Compensaciones, controlado por la Reserva Federal, para efectuar transferencias electronicas de dinero a y de su cuenta bancaria.


LO QUE NECESITA SABER ANTES DE VENDER SUS ACCIONES

o    Siempre recibira efectivo por ventas con un total menor de 250.000 dolares
     o del 1% del valor del activo neto del Fondo durante cualquier periodo de 90 dias. Cualesquiera ventas mayores del limite de efectivo pueden pagarse con valores y significaria que tendria que pagar comision al corredor en caso de que vendiera los valores.

o Necesitara una garantia de firmas en una carta poder sobre acciones o solicitud de rescate por ventas que se paguen con cheque por un total mayor de 100.000 dolares. No obstante, en caso de que su domicilio registrado haya cambiado en los ultimos 30 dias o si desea enviar los fondos del rescate a una tercera persona, necesitara una garantia de firmas para todas las ventas.

o Davis Funds emitia titulos de acciones en el pasado. En caso de que se haya emitido un titulo por las acciones que usted desea vender, el mismo debe enviarse por correo certificado a State Street Bank and Trust, con una carta de instrucciones firmada por el propietario o propietarios.






REALIZACION DE INVERSIONES AUTOMATICAS

Una manera facil de incrementar sus inversiones en este u otro Fondo Davis es firmar el PLAN DE INVERSIONES Automaticas. De acuerdo con este plan, usted da instrucciones para que se tome una cantidad establecida de dinero de su cuenta bancaria y se invierta en acciones del Fondo. El importe minimo que puede invertir cada mes es 25 dolares. Si cumple el requerimiento minimo en el transcurso de un ano, se renunciara el minimo de cuenta de 1.000 dolares para cuentas sin plan de retiro o de 250 dolares para cuentas con plan de retiro.

Las compras pueden procesarse electronicamente cualquier dia del mes entre los dias 5 y 28 si la institucion que presta servicios a su cuenta bancaria es miembro del sistema de la Camara Automatizada de Compensaciones. Despues de cada inversion automatica, recibira una confirmacion de la transaccion y el cargo debe aparecer en el estado siguiente de su cuenta bancaria.

Para firmar el Plan de Inversiones Automaticas, llene la seccion adecuada del Formato de Solicitud. En caso de que desee establecer este Plan despues de que se haya abierto su cuenta, debe presentar una carta de instrucciones, firmada por el propietario o propietarios de la cuenta. Usted puede suspender la realizacion de inversiones automaticas en cualquier momento llamando a Davis Distributors.

Ademas, puede utilizar nuestro Programa de Diversificacion de Dividendos para comprar mas acciones en cualquier Fondo Davis. Vea UNA VEZ QUE INVIERTE EN LOS FONDOS DAVIS.

o Una venta puede producir una ganancia o perdida. Las ganancias pueden estar sujetas a impuestos.

o La Comision de Valores y Bolsas puede suspender el pago de las ventas en ciertas circunstancias de emergencia en caso de que la Bolsa de Valores de Nueva York cierre por razones distintas a los cierres habituales y dias de fiesta.

GARANTIA DE FIRMAS. Esta es una garantia escrita, otorgada por una institucion garante idonea, de que la firma o firmas que aparecen en la solicitud escrita son validas. Los garantes idoneos incluyen instituciones financieras aseguradas federalmente, corredores registrados o participantes en un programa reconocido de garantia de firmas. Davis Funds no puede aceptar garantias de instituciones que no se comprometan a efectuar reembolsos en caso de fraudes. No puede aceptarse otra manera de verificacion de firmas.

CARTA PODER SOBRE ACCIONES. Esta es una carta de instrucciones firmada por el propietario de las acciones en la que se concede autorizacion a State Street Bank and Trust para traspasar la propiedad de las acciones a otra persona o grupo. En cualquier traspaso de propiedad se requiere una garantia de todas las firmas de los accionistas de la manera precitada.

NOTA ESPECIAL: Puede aplicarsele un cargo diferido por ventas al vender o retirar en caso de que:

o Compre 1 millon o mas de dolares de acciones Clase A y las venda en un plazo de un ano contado a partir de la fecha de compra.

o Venda acciones Clase B en un plazo de seis anos contados a partir de la fecha de compra.

o Venda acciones Clase C en un plazo de un ano contado a partir de la fecha de compra.

EN CASO DE QUE DECIDA RECOMPRAR ACCIONES QUE VENDIO

En caso de que decida recomprar algunas o todas las acciones que vendio en un Fondo Davis en un plazo de 60 dias contados a partir de la fecha de venta y nos notifica por escrito, puede aprovechar el PRIVILEGIO DE COMPRAS SUBSECUENTES. Con este privilegio, que puede utilizarse una vez solamente, no se le aplicara el cargo por ventas y cualquier cargo diferido por ventas que haya pagado sobre la venta original se acreditara a su cuenta. Las acciones se compraran al precio actual y se acreditaran en el mismo Fondo Davis y misma cuenta. Debe enviar una carta a nuestro prestador de servicios, State Street Bank and Trust, junto con un cheque por el importe de las acciones recompradas.

EN CASO DE QUE EL SALDO DE SU CUENTA SEA MENOR DE 250 DOLARES

En caso de que el saldo de su cuenta sea menor de 250 dolares debido a un rescate o canje, podemos vender sus acciones restantes en el Fondo al valor del activo neto. Primero le notificaremos por correo con por lo menos 60 dias de anticipacion que puede realizarse un RESCATE INVOLUNTARIO. El rescate involuntario se cancelara en caso de que pueda aumentar su saldo a mas de 250 dolares durante el transcurso del periodo de la notificacion.








REALIZACION DE RETIROS AUTOMATICOS

En caso de que el saldo de su cuenta sea mayor de 10.000 dolares, puede vender una cantidad establecida en dolares o como porcentaje cada mes o trimestre. Debido a que sus retiros son ventas, estas pueden producir una ganancia o perdida. En caso de que compre acciones adicionales al mismo tiempo que efectue un retiro, es posible que tenga que pagar impuestos y una comision por ventas. Al participar en este plan, conocido como PLAN AUTOMATICO DE RETIROS, las acciones se venden de manera que recibira el pago mediante alguno de los tres metodos siguientes:

o Puede recibir los fondos en el domicilio registrado, siempre que este domicilio no haya cambiado durante un periodo no menor de 30 dias. Estos fondos se envian mediante cheque el o despues del dia 25 del mes.

o Puede tambien optar por recibir los fondos a traves de la Camara Automatizada de Compensaciones (ACH, por sus siglas en ingles) en la institucion bancaria que elija. Puede escoger una fecha de giro a traves de la ACH entre los dias 5 y 28 del mes. Debe llenar la seccion apropiada del Formato de Solicitud. Una vez establecida su cuenta, debe presentar una carta de instrucciones con garantia de firmas para otorgar un Plan de Retiros Automaticos a traves de la ACH.

o Puede ordenar que los fondos se envien mediante cheque a una tercera persona a un domicilio distinto al registrado. Debe llenar la seccion adecuada del Formato de Solicitud. Una vez establecida su cuenta, debe presentar una carta de instrucciones con garantia de firmas para designar a la tercera persona beneficiaria.

En cualquier momento puede suspender los retiros automaticos sin cargo o sancion, llamando a Davis Distributors o notificando al representante de servicios por escrito.

CANJE DE ACCIONES

Puede vender acciones de cualquier Fondo Davis para comprar acciones de la misma clase de cualquier otro Fondo Davis sin tener que pagar un cargo por ventas. Esta operacion se conoce como canje. Puede canjear acciones por telefono, correo
o a traves de un corredor. El canje inicial debe tener por lo menos un importe de 1.000 dolares para una cuenta sin plan de retiro (a menos que participe en el Programa de Canje Automatizado). Los canjes se realizan normalmente el mismo dia en que se recibe la solicitud en la forma adecuada (todos los documentos, firmas necesarios, etc.), a mas tardar a las 4 p.m. Hora Estandar del Este.

Las acciones de los distintos Fondos Davis pueden canjearse al valor relativo del activo neto. No obstante, en caso de canje de cualesquiera acciones de los Fondos Davis, sujetas a un cargo diferido por ventas, Declaracion de Intencion o a cualquier otra limitacion, la limitacion continuara aplicandose a las acciones que se reciban en canje. Al canjear acciones de un Fondo Davis por acciones del Davis Government Money Market Fund, el periodo de tenencia de cualquier cargo diferido por ventas no continuara aplicandose durante el tiempo que posea las acciones del Davis Government Money Market Fund. Por ejemplo, las












TRANSFERENCIAS CABLEGRAFICAS A SU CUENTA BANCARIA POR VENTAS

Puede calificar para que los fondos provenientes de sus rescates se transfieran electronicamente a una cuenta bancaria comercial mediante el servicio cablegrafico de fondos federales. State Street Bank and Trust cobra 5 dolares por servicio cablegrafico y es posible que los bancos receptores cobren tambien este servicio. El rescate mediante el servicio cablegrafico de fondos federales se acredita generalmente en su cuenta bancaria el dia habil siguiente al dia a la venta. Alternativamente, el rescate a traves de la Camara Automatizada de Compensaciones se recibira generalmente en su banco dos dias habiles despues de la venta. Para que los fondos provenientes de rescates se envien a traves del servicio cablegrafico a su banco, debe llenar primero la seccion de "Instrucciones Bancarias" del formato de solicitud de la cuenta y adjuntar un cheque cancelado o una ficha de deposito. En caso de que ya se haya establecido la cuenta, debe presentarse un Formato de Servicio a Cuentas o una carta de instrucciones con garantia de firmas y una copia de un cheque cancelado o ficha de deposito.

REALIZACION DE CANJES AUTOMATICOS

Puede optar por hacer canjes automaticos mensuales si todas las cuentas involucradas estan registradas bajo el mismo nombre y tienen un valor inicial minimo de 250 dolares. Para participar en este programa, conocido como PROGRAMA DE CANJES AUTOMATICOS, debe canjear por lo menos 25 dolares. Para suscribirse a este programa, llene la seccion adecuada del Formato de Solicitud. Una vez establecida su cuenta, puede comunicarse con nuestro departamento de servicio a clientes para establecer este programa.

acciones Clase B estan sujetas a un cargo decreciente por ventas durante seis anos. Cualquier periodo en que usted invierta en acciones del Davis Government Money Market Fund se agregara al periodo de seis anos del cargo decreciente por ventas.

Al canjear acciones por correo, debe enviar a nuestro proveedor de servicios, State Street Bank and Trust, una solicitud escrita para el canje. Davis Funds emitia titulos de acciones en el pasado. En caso de que desee canjear acciones por las que posee titulos de acciones, estos deben enviarse por correo certificado a State Street Bank and Trust con una carta de instrucciones firmada por el propietario o propietarios. Se conoce como rescate la operacion en que sus acciones se venden y cobran en efectivo. Vea por favor la seccion LO QUE NECESITA SABER ANTES DE VENDER SUS ACCIONES en cuanto a las restricciones que podrian aplicarse a este tipo de operacion.

Al canjear acciones a traves de un corredor, pueden cobrarsele honorarios por servicio o una comision por la realizacion de la transaccion.

Antes de decidir hacer un canje, debe obtener el prospecto actual del Fondo deseado. Para efectos de impuesto sobre la renta, los canjes entre fondos se consideran una venta y una compra. Por lo tanto, habra generalmente que reconocer una ganancia o perdida de capital debida al canje.

Existen limites para el numero de canjes que usted puede hacer anualmente. Actualmente, se permiten cuatro canjes entre Fondos durante un periodo de 12 meses. Puede hacer un numero ilimitado de canjes con las acciones del Davis Government Money Market Fund. Los canjes automaticos se excluyen de esta disposicion. Davis Distributors debe aprobar por escrito los canjes que excedan el limite.





PUEDE HACER CANJES ENTRE CUALQUIERA DE LOS FONDOS DAVIS SIN TENER QUE PAGAR CARGO ALGUNO POR VENTAS:

FONDOS DE RENTA VARIABLE
o   Davis New York Venture Fund
o   Davis Growth Opportunity Fund
o   Davis Financial Fund
o   Davis International Total Return Fund

FONDOS DE CRECIMIENTO Y RENDIMIENTO
o   Davis Real Estate Fund
o   Davis Convertible Securities Fund

FONDO DE BONOS DE TESORERIA
o   Davis Government Bond Fund

FONDO GUBERNAMENTAL DEL MERCADO MONETARIO
o   Davis Government Money Market Fund

Para obtener informacion adicional acerca de cualquier otro Fondo Davis, incluyendo riesgos, honorarios y gastos, solicite un prospecto. Lealo cuidadosamente antes de invertir o enviar dinero.

TRANSACCIONES TELEFONICAS

Un beneficio de invertir a traves de Davis Funds es que puede usar nuestro sistema telefonico automatico para comprar, vender o canjear acciones. Si no desea que se active esta opcion para su cuenta, llene la seccion adecuada del Formato de Solicitud.

Al llamar a Davis Distributors, puede realizar operaciones con Davis Funds de una o dos maneras:

o Hablar directamente con un representante durante horas habiles (de 9 a.m. a 6 p.m. Hora Estandar del Este).

o Si tiene un telefono TouchTone(TM), puede usar el sistema telefonico automatizado, conocido como ACCESO DIRECTO A DAVIS, 24 horas al dia, siete dias a la semana.

Si desea vender acciones por telefono y recibir un cheque por correo:

o    El importe maximo que puede expedirse es 100.000 dolares.

o El cheque puede expedirse solamente a nombre del propietario registrado de la cuenta.

o    El cheque debe enviarse al domicilio registrado con Davis Distributors.

o    Su domicilio actual debe estar registrado durante 30 dias por lo menos.

Al comprar, vender o canjear acciones por telefono, usted acepta que Davis Funds no es responsable por atender instrucciones telefonicas consideradas legitimas (es decir, ordenadas por el tenedor de la cuenta o su representante registrado en nuestro archivo). Tenemos ciertos procedimientos para confirmar que sus instrucciones son legitimas, incluyendo una solicitud de identificacion personal y la grabacion de la conversacion telefonica. Si no se utilizan estos procedimientos, el Fondo puede ser responsable de cualquier perdida por instrucciones no autorizadas.

Tenga presente que durante condiciones extraordinarias del mercado es posible que Davis Funds no pueda aceptar todas las solicitudes telefonicas.










PUEDE USAR EL ACCESO DIRECTO A DAVIS PARA:

o    Obtener el precio, rendimiento total y la descripcion de cualquier Fondo
     Davis.

o Verificar el saldo de su cuenta y otra informacion relacionada con la misma.

o    Comprar, vender y canjear acciones.*

o Obtener la direccion postal e instrucciones de cablegrafiar para cualquier Fondo Davis.

* Las Cuentas de Retiro pueden estar sujetas a restricciones.

TRANSACCIONES POR INTERNET

Puede usar nuestra pagina electronica--WWW.DAVISFUNDS.COM--para revisar el saldo de su cuenta y las transacciones recientes. Su cuenta puede calificar para obtener el privilegio de comprar, vender o canjear acciones en linea a traves de Internet. Tambien puede solicitar que se le envien por correo electronico estados de confirmacion e informacion resumida de impuestos a la direccion registrada. Revise por favor nuestra pagina electronica para obtener informacion mas detallada. Si no desea que se active esta opcion para su cuenta, comuniquese por favor con nuestro departamento de servicio a clientes.

Para tener acceso a sus cuentas, necesitara el nombre de los fondos en que tiene inversiones, un numero de cuenta y su Numero de Seguro Social. Davis Funds proporciona una confirmacion escrita de su acceso inicial y siempre que compre, venda o canjee acciones. Tambien debe establecer un Numero de Identificacion Personal (NIP) unico y confidencial. Cada vez que desee tener acceso a su cuenta Davis en linea se le requiere ese NIP.

Al comprar, vender o canjear por Internet, acepta que Davis Funds no es responsable por atender instrucciones consideradas legitimas (es decir, ordenadas por el tenedor de la cuenta o su representante registrado en nuestro archivo). Tenemos ciertos procedimientos para confirmar que sus instrucciones son legitimas. En caso de que no se utilicen estos procedimientos, el Fondo puede ser responsable de cualquier perdida por instrucciones no autorizadas.

DAVIS FUNDS:
MAS DE 30 ANOS DE INVERSIONES CONFIABLES(MS)

Davis Selected Advisers, asesor de inversiones de Davis Funds, tiene antecedentes de inversion a largo plazo. Desde nuestra fundacion en 1969, nos hemos dedicado a proporcionar un rendimiento y servicio excelentes en inversiones a nuestros clientes.

SOMOS INVERSIONISTAS DE LARGO PLAZO. Analizamos las empresas con alta calidad, buena administracion y crecimiento que se han pasado por alto, compramos sus acciones a precios de valor y las conservamos en cartera durante un largo plazo. Shelby Cullom Davis, legendario inversionista de Wall Street y asesor financiero lider de gobernadores y presidentes, desarrollo primero esta estrategia.

Su hijo Shelby M.C. Davis, Asesor Principal de Investigacion y Fundador de Davis Selected Advisers, ha refinado nuestro enfoque de inversion durante mas de 25 anos. La tercera generacion de miembros de la familia sigue todavia la estrategia Davis: Christopher C. Davis y Andrew A. Davis son Administradores de Cartera de muchos fondos y cuentas institucionales administradas por Davis Selected Advisers.

SOMOS ACCIONISTAS ASOCIADOS. La familia Davis, sus directores y empleados no administran solamente los fondos mutualistas de la empresa, sino que tambien invierten en ellos. Actualmente, hemos invertido mas de 2 mil millones de dolares de nuestro propio dinero, codo a codo con nuestros accionistas.

Por favor, tomese el tiempo de leer cuidadosamente este prospecto y en caso de que decida invertir con nosotros, conservelo como una guia de consulta. Si necesita informacion adicional acerca de los Fondos, llamenos por favor o visite nuestra pagina electronica.







GUIA DE DIRECCIONES Y TELEFONOS
NUESTRO NUMERO DE TELEFONO:        DIRECCION POSTAL REGULAR DE NUESTRO PRESTADOR DE
1-800-279-0279                     SERVICIOS:
                                   State Street Bank and Trust Company
                                   c/o Davis Funds
                                   P.O. Box 8406
                                   Boston, MA 02266-8406

NUESTRA DIRECCION POSTAL:
Davis Funds
2949 East Elvira Road
Suite 101
Tucson, AZ 85706

NUESTRA DIRECCION EN INTERNET:     DIRECCION DEL SERVICIO RAPIDO DE ENVIOS DE NUESTRO
http://www.davisfunds.com          PRESTADOR DE SERVICIOS:
                                   State Street Bank and Trust Company
                                   c/o Davis Funds
                                   66 Brooks Drive
                                   Braintree, MA 02184

Otros Documentos de los Fondos

Para obtener informacion adicional acerca de cualquier Fondo Davis, puede solicitar una copia sin cargo de la Especificacion de Informacion Adicional o del Informe Anual o Semestral. La ESPECIFICACION DE INFORMACION ADICIONAL proporciona informacion mas detallada acerca del Fondo, su administracion y operaciones. En el INFORME ANUAL se discuten las condiciones del mercado y las estrategias de inversion que afectaron significativamente el desempeno del Fondo durante el ultimo ano fiscal. En el INFORME SEMESTRAL se actualiza la informacion proporcionada en el Informe Anual por los seis meses subsecuentes.

La Especificacion de Informacion Adicional y el Informe Anual del Fondo, presentadas a la Comision de Valores y Bolsas, se incorporan en este documento mediante esta referencia y forman legalmente parte de este prospecto.

COMO PUEDE OBTENER ESTOS DOCUMENTOS:

o POR TELEFONO. Llame sin cargo a Davis Funds al 1-800-279-0279, de lunes a viernes, de 9 a.m. a 6 p.m. Hora Estandar del Este. Tambien puede llamar a ese numero para hacer preguntas relacionadas con cuentas.

o VIA INTERNET. Visite la pagina electronica de Securities and Exchange Commission (SEC) (WWW.SEC.GOV).

o EN LA SEC, Sala de Consulta Publica de SEC en Washington, DC. Para obtener informacion acerca del funcionamiento de la Sala de Consulta Publica, llame al 1-202-942-8090. Pueden obtenerse copias adicionales de esta informacion, con un cargo por copiado, solicitandolas por correo electronico a publicinfo@sec.gov o escribiendo a Public Reference Section of the SEC, Washington, DC 20549-0102.

o    POR CORREO. Especifique el documento que solicita al escribirnos.

     DAVIS FUNDS
     2949 EAST ELVIRA ROAD
     SUITE 101
     TUCSON, AZ 85706
     1-800-279-0279



El numero de Registro de la Ley de Sociedades de Inversion del Fondo es 811-1701










DAVIS FUNDS
Mas de 30 Anos de Inversiones Confiables(MS)

{LOGO}

ROSETTA
STONE
ASSOCIATES IN
TRANSLATION

7375 NORTH
CALLE SIN CELO
TUCSON, AZ 85718

TEL 520-575-9200
FAX 520-575-7031

rosettrans@aol.com

                                  CERTIFICATION


         AT THE REQUEST OF THE INTERESTED PARTY, I certify that the following document:

                           DAVIS NEW YORK VENTURE FUND
                         PROSPECTUS AND APPLICATION FORM

              was translated from the English into the Spanish language by C. Hirsch and reviewed and edited by the undersigned Carola P. Myers on this 20th day of May, 2002, and that the information contained in the translated document is true, complete and correct reflection of the original text, to the best of their abilities as Professional Translators.


                                   CONSTANCIA

         A PETICION DE LA PARTE INTERESADA, la suscrita Carola P. Myers hago constar que el documento senalado a continuacion:

                           DAVIS NEW YORK VENTURE FUND
                        PROSPECTO Y FORMATO DE SOLICITUD

              fue traducido del idioma ingles al espanol el dia de hoy, 20 de mayo de 2002, por C. Hirsch y revisado y editado por mi. Certifico que la informacion que contiene el documento de referencia corresponde total y fielmente a la del texto original, al leal saber y entender de las personas antes citadas, en su caracter de traductoras profesionales.

                     ROSETTA STONE ASSOCIATES IN TRANSLATION

                                   {Signature}
                   ------------------------------------------
                                 CAROLA P. MYERS

                        Member, A.C.I.A. - ATA-Accredited
                 Miembro Coleg., A.C.I.A.; Acreditada por A.T.A.


                                                              {TRANSLATION SEAL}
YOUR DEPENDABLE
SOURCE OF FOREIGN LANGUAGE
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